Supplementary cash flow information (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Partial Cash Paid for Investing Activities
Property, plant and equipment

	Year ended December 31,
	2018	2019	2020
	NT$000	NT$000	NT$000
Purchase of property, plant and equipment	4,945,570	4,896,656	4,133,615
Add: Beginning balance of payable to contractors and equipment suppliers	713,313	1,516,735	972,770
Add: Beginning balance of payable on lease	29,842	—	—
Less: Ending balance of payable to contractors and equipment suppliers	(1,516,735)	(972,770)	(1,145,359)
Less: Ending balance of payable on lease	(17,792)	—	—

Cash paid during the year	4,154,198	5,440,621	3,961,026